Risk Management and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Risk Management And Fair Value Measurements
Schedule of Fair Value of Assets and Liabilities

	Carrying	Fair
As of December 31, 2024	Value	Value
Cash and cash equivalents (including restricted cash)	$22,593	$22,593
Short-term investment in time deposits	$17,000	$17,000
Trade accounts receivable	$5,040	$5,040
Prepayments and other current assets	$706	$706
Trade accounts payable	$2,107	$2,107
Long-term debt with variable interest rates	$85,183	$85,183
Due to related parties	$973	$973

	Carrying	Fair
As of December 31, 2023	Value	Value
Cash and cash equivalents (including restricted cash)	$36,339	$36,339
Short-term investment in time deposits	$20,000	$20,000
Trade accounts receivable	$4,964	$4,964
Due from related parties	$194	$194
Trade accounts payable	$1,695	$1,695
Long-term debt with variable interest rates	$61,490	$61,490
Due to related parties	$990	$990

Schedule of Gains Losses on Derivative Instruments

	Year ended December 31,
Consolidated Statements of Comprehensive Income – Location	2023	2024
Financial derivative instrument – Fair value at the beginning of the period	$619	$—
Financial derivative instrument – Additions of the period	—	—
Financial derivative instrument – Amounts received	(560)	—
Financial derivative instrument – Fair value as at period end	—	—
Gain/(Loss) from financial derivative instrument	$(59)	$—